Subsidiaries - Summary of Details Of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Kookmin Bank
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	Kookmin Bank
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Banking and foreign exchange transaction
KB Securities Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Securities Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Financial investment
KB Insurance Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Insurance Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Non-life insurance
KB Kookmin Card Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Kookmin Card Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Credit card and installment financing
KB Life Insurance Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Life Insurance Co., Ltd.	[1]
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Life insurance
KB Asset Management Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Asset Management Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Collective investment and advisory
KB Capital Co.,Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Capital Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Financial Leasing
KB Real Estate Trust Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Real Estate Trust Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Real estate trust management
KB Savings Bank Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Savings Bank Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Savings banking
KB Investment Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Investment Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Capital investment
KB Data System Co Ltd
Disclosure of subsidiaries [line items]
Investor	KB Financial Group Inc.
Investee	KB Data System Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Software advisory, development, and supply
KB PRASAC Bank Plc
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	KB PRASAC Bank Plc.	[2]
Ownership interests(%)	100.00%
Location	Cambodia
Date of financial statements	Dec. 31, 2023
Industry	Banking and foreign exchange transaction
Kookmin Bank China Ltd.
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	Kookmin Bank (China) Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2023
Industry	Banking and foreign exchange transaction
KB Microfinance Myanmar Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	KB Microfinance Myanmar Co., Ltd.
Ownership interests(%)	100.00%
Location	Myanmar
Date of financial statements	Dec. 31, 2023
Industry	Microfinance services
PT Bank Syariah Bukopin
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	PT Bank Syariah Bukopin
Ownership interests(%)	95.92%
Location	Indonesia
Date of financial statements	Dec. 31, 2023
Industry	Banking
PT Bukopin Finance
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	PT Bukopin Finance
Ownership interests(%)	99.24%
Location	Indonesia
Date of financial statements	Dec. 31, 2023
Industry	Installment financing
KB Bank Myanmar Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank
Investee	KB Bank Myanmar Co., Ltd.
Ownership interests(%)	100.00%
Location	Myanmar
Date of financial statements	Dec. 31, 2023
Industry	Banking and foreign exchange transaction
PT Bank KB Bukopin, TbK.
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank, KB Kookmin Card Co., Ltd., KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Capital Co., Ltd.
Investee	PT Bank KB Bukopin, Tbk.
Ownership interests(%)	67.57%	[3]
Location	Indonesia
Date of financial statements	Dec. 31, 2023
Industry	Banking and foreign exchange transaction
KBFG Securities America Inc.
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	KBFG Securities America Inc.
Ownership interests(%)	100.00%
Location	United States
Date of financial statements	Dec. 31, 2023
Industry	Investment advisory and securities trading
KB Securities Hong Kong Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	KB Securities Hong Kong Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2023
Industry	Investment advisory and securities trading
KB Securities Vietnam Joint Stock Company
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	KB Securities Vietnam Joint Stock Company
Ownership interests(%)	99.81%
Location	Vietnam
Date of financial statements	Dec. 31, 2023
Industry	Investment advisory and securities trading
KB FINA Joint Stock Company
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	KB FINA Joint Stock Company
Ownership interests(%)	77.82%
Location	Vietnam
Date of financial statements	Dec. 31, 2023
Industry	Investment advisory and securities trading
PT KB VALBURY SEKURITAS
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	PT KB VALBURY SEKURITAS
Ownership interests(%)	65.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2023
Industry	Investment advisory and securities trading
PT.KB Valbury Capital Management
Disclosure of subsidiaries [line items]
Investor	KB Securities Co., Ltd.
Investee	PT.KB Valbury Capital Management
Ownership interests(%)	79.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2023
Industry	Financial investment
Leading Insurance Services, Inc.
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	Leading Insurance Services, Inc.
Ownership interests(%)	100.00%
Location	United States
Date of financial statements	Dec. 31, 2023
Industry	Management service
KBFG Insurance(China) Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	KBFG Insurance(China) Co., Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2023
Industry	Non-life insurance
PT. KB Insurance Indonesia
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	PT. KB Insurance Indonesia
Ownership interests(%)	70.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2023
Industry	Non-life insurance
KB Claims Survey & Adjusting
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	KB Claims Survey & Adjusting
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Claim service
KB Sonbo CNS
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	KB Sonbo CNS
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Management service
KB Healthcare Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Insurance Co., Ltd.
Investee	KB Healthcare Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Information and communication
KB Life Partners Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Life Insurance Co., Ltd.	[1]
Investee	KB Life Partners Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Insurance agent
KB Golden Life Care Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Life Insurance Co., Ltd.	[1]
Investee	KB Golden Life Care Co., Ltd.	[4]
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Service
KB Credit Information Co Ltd
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB Credit Information Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	Collection of receivables or credit investigation
KB Daehan Specialized Bank Plc.
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB Daehan Specialized Bank Plc.
Ownership interests(%)	97.45%
Location	Cambodia
Date of financial statements	Dec. 31, 2023
Industry	Auto Installment finance
PT. KB Finansia Multi Finance
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd.
Investee	PT. KB Finansia Multi Finance
Ownership interests(%)	80.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2023
Industry	Auto Installment finance
KB J Capital Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB J Capital Co., Ltd.
Ownership interests(%)	77.40%
Location	Thailand
Date of financial statements	Dec. 31, 2023
Industry	Service
i-Finance Leasing Plc.
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd.
Investee	i-Finance Leasing Plc.
Ownership interests(%)	100.00%
Location	Cambodia
Date of financial statements	Dec. 31, 2023
Industry	Leasing
PT Sunindo Kookmin Best Finance
Disclosure of subsidiaries [line items]
Investor	KB Capital Co., Ltd.
Investee	PT Sunindo Kookmin Best Finance
Ownership interests(%)	85.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2023
Industry	Auto Installment finance
Teamwink Inc.
Disclosure of subsidiaries [line items]
Investor	KB Capital Co., Ltd.
Investee	Teamwink Inc.
Ownership interests(%)	95.95%
Location	Korea
Date of financial statements	Dec. 31, 2023
Industry	E-commerce
KB KOLAO Leasing Co., Ltd.
Disclosure of subsidiaries [line items]
Investor	KB Kookmin Card Co., Ltd. KB Capital Co., Ltd.
Investee	KB KOLAO Leasing Co., Ltd.
Ownership interests(%)	80.00%
Location	Laos
Date of financial statements	Dec. 31, 2023
Industry	Auto Installment finance
PT KB Data Systems Indonesia
Disclosure of subsidiaries [line items]
Investor	Kookmin Bank, KB Data System Co., Ltd.
Investee	PT KB Data Systems Indonesia
Ownership interests(%)	100.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2023
Industry	Service
KBAM Shanghai Advisory Services Co.,Ltd
Disclosure of subsidiaries [line items]
Investor	KB Asset Management Co., Ltd.
Investee	KBAM Shanghai Advisory Services Co., Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2023
Industry	General advisory
KB Asset Management Singapore PTE. LTD.
Disclosure of subsidiaries [line items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Asset Management Singapore PTE. LTD.
Ownership interests(%)	100.00%
Location	Singapore
Date of financial statements	Dec. 31, 2023
Industry	Collective investment

[1]	Prudential Life Insurance Company of Korea Ltd. has changed its name into KB Life Insurance Co., Ltd.
[2]	On September 1, 2023, PRASAC Microfinance Institution PLC.(merging entity), a subsidiary of Kookmin Bank Co., Ltd., merged with Kookmin Bank Cambodia PLC.(merged entity), issuing 20,272,296 shares in exchange for the transfer consideration. The official name of PRASAC Microfinance Institution PLC.(merging entity) has changed to KB PRASAC BANK PLC.
[3]	Among the ownership in PT Bank KB Bukopin, Tbk., 0.05% (100,000,000 shares) is no-voting shares with no-dividends.
[4]	In October 2023, KB Golden Life Care Co., Ltd. was changed from a subsidiary of KB Insurance Co., Ltd. to a subsidiary of KB Life Insurance Co., Ltd.